Income Tax Expense - Summary of income Tax Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022		Apr. 30, 2021
Hong Kong Profits Tax
- Current tax	$ 4,630	$ 3,207		$ 3,282
- Overprovision in prior years	(5)	(36)		(3)
Deferred tax (note 25)	(140)	(141)		(106)
Income tax expense for the year	$ 4,485	$ 3,030	[1]	$ 3,173	[1]

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.